Financial Risk Management - Summary of Market Equity Indices for Stock Exchanges and their Respective Highest and Lowest Points (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Hong Kong [member] | Hang Seng Index [member]
Disclosure Of Change In Equity Price Risk [line items]
Market equity indices	23,398	27,231
Shanghai [member] | A Share Index [member]
Disclosure Of Change In Equity Price Risk [line items]
Market equity indices	3,640	3,640
Bottom of range [member] | Hong Kong [member] | Hang Seng Index [member]
Disclosure Of Change In Equity Price Risk [line items]
Market equity indices	22,665	21,696
Bottom of range [member] | Shanghai [member] | A Share Index [member]
Disclosure Of Change In Equity Price Risk [line items]
Market equity indices	3,313	2,788
Top of range [member] | Hong Kong [member] | Hang Seng Index [member]
Disclosure Of Change In Equity Price Risk [line items]
Market equity indices	31,183	29,056
Top of range [member] | Shanghai [member] | A Share Index [member]
Disclosure Of Change In Equity Price Risk [line items]
Market equity indices	3,732	3,640